Schedule of Movement of Retainage Before Net of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year	$ 2,096,843	$ 977,931
Increase as a result of changes in progress of ongoing projects	191,944	1,145,165
Reclassified to accounts receivable as payment becomes unconditional	(1,004,628)	(26,253)
Balance at end of the year	$ 1,284,159	$ 2,096,843